Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2020 Fund))	0 Months Ended
Jun. 27, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.15%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.00%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.96%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.43%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.79%